Merger Agreement and Asset Sale	12 Months Ended
Dec. 31, 2024
Cara Therapeutics, Inc.
Merger Agreement and Asset sale

22.Merger Agreement and Asset Sale

On December 17, 2024, following a comprehensive review of strategic alternatives, the Company entered into the Merger Agreement with Tvardi. The Merger was unanimously approved by the Company’s Board of Directors, and the Company’s Board of Directors resolved to recommend approval of the Merger Agreement to the Company’s stockholders. At the effective time of the Merger Agreement, the Company’s stockholders will continue to own and hold their then existing shares of the Company’s common stock. All outstanding and unexercised options to purchase shares of the Company’s common stock and outstanding Company restricted stock units will be accelerated, the restricted stock units will be net settled, and the options will remain outstanding in accordance with their terms, except that the post-termination exercise period shall not exceed 90 days.

Immediately following the Merger, the pre-Merger equity holders of the Company are expected to hold approximately 15.25% of the shares of the Company’s common stock, the pre-Merger equity holders of Tvardi are expected to hold approximately 72.21% of the shares of the Company’s common stock and the holders of Tvardi’s convertible notes are expected to hold approximately 12.54%

of the shares of the Company’s common stock, in each case, on a fully diluted basis, and subject to certain assumptions described below. The expected post-Merger equity ownership split percentages are subject to adjustments, including based on the final exchange ratio and final amount of conversion shares from Tvardi’s convertible notes.

The closing of the Merger is subject to approval by the Company’s and Tvardi’s stockholders, as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC in connection with the transaction and Nasdaq’s approval of the listing of the shares of the Company’s common stock to be issued with the transaction. Additionally, as a condition of the closing of the Merger, Tvardi must have received satisfactory evidence that the Asset Disposition will be consummated substantially concurrently with the closing of the Merger. Substantially concurrent with the completion of the Merger, the Company will be renamed “Tvardi Therapeutics, Inc.” and expects to trade on The Nasdaq Capital Market under the symbol “TVRD”. The Merger is expected to close in the first half of 2025.

If, for any reason, the Merger does not close, the Company’s Board of Directors may elect to, among other things, continue the business of the Company, attempt to continue to sell or otherwise dispose of the various assets of the Company, or dissolve and liquidate its assets. Additionally, if the Merger does not close, the Company will not issue shares of the Company’s common stock to the equity holders of Tvardi as merger consideration and Tvardi’s convertible notes will not be converted into shares of the Company’s common stock. Under certain circumstances, the Company may be obligated to pay Tvardi or Tvardi may be obligated to pay the Company a termination fee of $2,250 or reimburse certain expenses up to $750. If the Company decides to dissolve and liquidate its assets, the Company would be required to pay all of its debts and contractual obligations, and to set aside certain reserves for potential future claims.

Also on December 17, 2024, in connection with the Merger Agreement, the Company and Cara Royalty Sub entered into the APA with Vifor Fresenius Medical Care Renal Pharma Ltd., pursuant to which, at the consummation of the Merger Agreement, the Company and Cara Royalty Sub entered into the Asset Disposition with CSL Vifor for a purchase price of $900 (subject to certain adjustments with respect to inventory). Pursuant to the APA, in connection with the consummation of the Asset Disposition, CSL Vifor and HCR have entered into a letter agreement with the Company providing that CSL Vifor and HCR will, subject to the satisfaction of conditions to closing under the APA, enter into an amended and restated purchase agreement to amend and replace the existing HCR Agreement, dated as of November 1, 2023, by and among Cara Royalty Sub and HCR. Upon entering into the amended and restated purchase agreement, effective as of the closing of the Asset Disposition: (i) CSL Vifor will be obligated to make certain payments to HCR from and after the date thereof relating to certain revenue and/or royalties from difelikefalin, (ii) each of the Contribution Agreement, the License Agreement and the Pledge Agreement (each as defined in the original HCR Agreement) shall be terminated, and (iii) the Company shall have no further payment or other obligations to HCR under the original HCR Agreement. Additionally, pursuant to the APA, at the consummation of the Asset Disposition, the Company has agreed to pay CSL Vifor $3,000 to compensate CSL Vifor for the estimated incremental future expenses to be incurred by CSL Vifor as a result of the transfer of the assets to be acquired and the liabilities to be assumed by it in connection with the Asset Disposition. The Asset Disposition is subject to certain closing conditions to closing, including either (i) the consummation of the Merger concurrently with the Asset Disposition or (ii) the receipt of the requisite stockholder approval needed to approve the Asset Disposition in the event that the Merger is terminated.

The Company’s future operations are highly dependent on the success of the Merger and the Asset Disposition, and there can be no assurances that the Merger and Asset Disposition will be successfully consummated. There can be no assurance that any transaction, including the Merger and the Asset Disposition, will be completed on terms favorable to the Company and its stockholders. If these transactions are unsuccessful, the Company’s Board of Directors may decide to pursue a dissolution and liquidation of the Company.